Balances and Transactions With Related Parties (Tables)	12 Months Ended
Dec. 31, 2023
Balances and Transactions With Related Parties [Abstract]
Schedule of Transactions With Related Parties	Balances with interested parties
	December 31
	2023	2022

Accounts payable and accruals (included in employees and liabilities in respect thereof)	131	131

Loans from interested parties (see Note 10)	43	50
Benefits to related parties
	For the year ended December 31,
	2023	2022	2021

Payroll and related expenses in respect of employed interested parties (*)	868	443	476

Number of interested parties	4	3	3
(*)	Including $500 in share-based payment in 2023.
Benefits to senior officers
	For the year ended December 31,
	2023	2022	2021

Short-term benefits (*)	3,656	471	425

No. of recipients	3	3	3
(*)	Including $3,216 in share-based payment in 2023 and $1 in 2021.

Schedule of Profit and Loss Data	Profit and loss data
	For the year ended December 31,
	2023	2022	2021

Cost of revenue	233	107	125

Research and development expenses	421	182	216

Selling and marketing expenses	2,796	330	279

General and administrative expenses	1,074	295	281
(*)	Including benefits to interested parties, related parties and officers, included in subsections b and c above.